Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.07%
Australia: 3.18%
Ansell Ltd. (Health care, Health care equipment & supplies)	195,713	$3,504,024
Bapcor Ltd. (Consumer discretionary, Distributors)	40,365	135,725
Steadfast Group Ltd. (Financials, Insurance)	217,758	924,358
		4,564,107
Belgium: 0.83%
Barco NV (Information technology, Electronic equipment, instruments & components)	92,191	1,190,843
Canada: 5.16%
ATS Corp. (Industrials, Machinery)†	19,100	573,975
Canadian Western Bank (Financials, Banks)	11,400	393,941
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	25,737	4,663,030
Primo Water Corp. (Consumer staples, Beverages)	81,135	1,780,016
		7,410,962
France: 2.85%
Alten SA (Information technology, IT services)	33,699	3,706,280
Metropole Television SA (Communication services, Media)	29,469	384,660
		4,090,940
Germany: 4.28%
Bechtle AG (Information technology, IT services)	24,106	1,065,330
Cancom SE (Information technology, IT services)♦†	8,141	290,750
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	2,097	184,712
Gerresheimer AG (Health care, Life sciences tools & services)	19,285	1,993,824
Krones AG (Industrials, Machinery)	11,577	1,566,299
TAG Immobilien AG (Real estate, Real estate management & development)†	69,395	1,045,486
		6,146,401
Ireland: 0.48%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	692,072	689,075
Italy: 2.57%
Azimut Holding SpA (Financials, Capital markets)	32,018	802,238
GVS SpA (Industrials, Machinery)144A†	142,327	983,569
Interpump Group SpA (Industrials, Machinery)	43,953	1,906,166
		3,691,973
Japan: 9.49%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	58,600	1,527,199
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	39,320	941,253
DTS Corp. (Information technology, IT services)	83,200	2,405,215
Fuji Seal International, Inc. (Materials, Containers & packaging)	68,100	1,088,691
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	17,400	1,377,127
MEITEC Group Holdings, Inc. (Industrials, Professional services)	122,200	2,759,285
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	149,900	1,237,727
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Japan(continued)
Orix JREIT, Inc. (Real estate, Office REITs)	1,273	$1,325,334
Taikisha Ltd. (Industrials, Construction & engineering)	28,000	965,194
		13,627,025
Netherlands: 0.07%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	25,481	101,669
Norway: 1.00%
Atea ASA (Information technology, IT services)	65,261	868,504
Elopak ASA (Materials, Containers & packaging)	157,189	561,873
		1,430,377
Spain: 1.82%
Viscofan SA (Consumer staples, Food products)	39,200	2,613,772
Sweden: 1.97%
Hexpol AB (Materials, Chemicals)	64,065	716,500
Loomis AB (Industrials, Commercial services & supplies)	66,216	2,109,987
		2,826,487
Switzerland: 1.00%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,758	957,840
Bucher Industries AG (Industrials, Machinery)	1,189	481,698
		1,439,538
United Kingdom: 8.09%
Britvic PLC (Consumer staples, Beverages)	105,450	1,722,034
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	500,931	2,082,936
Elementis PLC (Materials, Chemicals)	427,406	878,024
Lancashire Holdings Ltd. (Financials, Insurance)	135,854	1,107,263
Nomad Foods Ltd. (Consumer staples, Food products)	78,131	1,493,083
S4 Capital PLC (Communication services, Media)†	456,256	314,972
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	33,939
Spectris PLC (Information technology, Electronic equipment, instruments & components)	101,712	3,989,882
		11,622,133
United States: 55.28%
Alamo Group, Inc. (Industrials, Machinery)	6,224	1,199,489
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	21,942	388,593
Atkore, Inc. (Industrials, Electrical equipment)	13,177	1,778,895
Azenta, Inc. (Health care, Life sciences tools & services)†	19,661	1,224,684
Balchem Corp. (Materials, Chemicals)	8,997	1,596,608
Blackbaud, Inc. (Information technology, Software)†	31,653	2,512,615
Brady Corp. Class A (Industrials, Commercial services & supplies)	36,657	2,625,008
Cactus, Inc. Class A (Energy, Energy equipment & services)	34,862	2,200,489
CBIZ, Inc. (Industrials, Professional services)†	34,709	2,408,805
Chemed Corp. (Health care, Health care providers & services)	3,747	2,136,389
CSW Industrials, Inc. (Industrials, Building products)	9,747	3,162,122
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	288,227	2,121,351
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
United States(continued)
E2open Parent Holdings, Inc. (Information technology, Software)†	37,382	$174,574
Enovis Corp. (Health care, Health care equipment & supplies)†	45,179	2,152,327
EnPro, Inc. (Industrials, Machinery)	2,678	457,777
Gibraltar Industries, Inc. (Industrials, Building products)†	63,727	4,733,004
Global Blue Group Holding AG (Information technology, IT services)†	193,335	928,008
Globus Medical, Inc. Class A (Health care, Health care equipment & supplies)†	14,899	1,072,132
Graphic Packaging Holding Co. (Materials, Containers & packaging)	55,477	1,669,858
Hanover Insurance Group, Inc. (Financials, Insurance)	22,187	3,050,491
Helen of Troy Ltd. (Consumer discretionary, Household durables)†	11,963	707,133
Holley, Inc. (Consumer discretionary, Automobile components)†	303,906	1,197,390
Horace Mann Educators Corp. (Financials, Insurance)	15,301	528,955
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	8,420	1,069,172
Innospec, Inc. (Materials, Chemicals)	45,347	5,946,805
J & J Snack Foods Corp. (Consumer staples, Food products)	23,603	3,981,826
Kadant, Inc. (Industrials, Machinery)	2,154	757,109
Mayville Engineering Co., Inc. (Industrials, Machinery)†	96,142	1,837,274
MSA Safety, Inc. (Industrials, Commercial services & supplies)	7,591	1,432,042
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	19,561	1,739,951
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	10,849	768,218
Progress Software Corp. (Information technology, Software)	52,124	3,044,042
Quaker Chemical Corp. (Materials, Chemicals)	14,473	2,627,863
Quanex Building Products Corp. (Industrials, Building products)	79,570	2,657,638
Southwestern Energy Co. (Energy, Oil, gas & consumable fuels)†	209,806	1,353,249
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	32,917	2,785,107
Standex International Corp. (Industrials, Machinery)	2,792	521,546
Stepan Co. (Materials, Chemicals)	10,161	859,925
Teradata Corp. (Information technology, Software)†	45,558	1,476,990
Terreno Realty Corp. (Real estate, Industrial REITs)	11,480	785,347
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	49,297	729,103
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	7,344	1,524,027
Webster Financial Corp. (Financials, Banks)	21,704	1,076,952
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	91,763	1,553,547
Ziff Davis, Inc. (Communication services, Interactive media & services)†	17,809	852,695
		79,407,125
Total common stocks (Cost $112,073,241)		140,852,427

		Yield
Short-term investments: 1.63%
Investment companies: 1.63%
Allspring Government Money Market Fund Select Class♠∞		5.25%	2,349,847	2,349,847
Total short-term investments (Cost $2,349,847)				2,349,847
Total investments in securities (Cost $114,423,088)	99.70%			143,202,274
Other assets and liabilities, net	0.30			427,901
Total net assets	100.00%			$143,630,175

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,568,998	$18,685,761	$(18,904,912)	$0	$0	$2,349,847	2,349,847	$71,976
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$4,564,107	$0	$4,564,107
Belgium	0	1,190,843	0	1,190,843
Canada	7,410,962	0	0	7,410,962
France	0	4,090,940	0	4,090,940
Germany	0	6,146,401	0	6,146,401
Ireland	689,075	0	0	689,075
Italy	0	3,691,973	0	3,691,973
Japan	0	13,627,025	0	13,627,025
Netherlands	101,669	0	0	101,669
Norway	1,430,377	0	0	1,430,377
Spain	0	2,613,772	0	2,613,772
Sweden	0	2,826,487	0	2,826,487
Switzerland	0	1,439,538	0	1,439,538
United Kingdom	3,793,342	7,828,791	0	11,622,133
United States	79,407,125	0	0	79,407,125
Short-term investments
Investment companies	2,349,847	0	0	2,349,847
Total assets	$95,182,397	$48,019,877	$0	$143,202,274
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund